                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.
 ______________________________________________________________________________
 1. Name and address of issuer:

                             AFLIAC
                             440 Lincoln Street
                             Worcester, MA 01657
 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

    Separate VA-K Account (Exec +)

 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-6293


    Securities Act File Number: 33-39702
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                   December 31, 1996
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                   Not Applicable
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                   Not Applicable
 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                   None
 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                   None
 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                   1,183,002,376
 ______________________________________________________________________________

 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                   1,183,002,376
 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                   None
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during       $1,183,002,376
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     + $
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  - $675,241,640
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  + $
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued  = $507,760,736
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the        x .000303
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by        = $153,851.50
         line (vi)):
                                                            ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                    /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                             on or before February 21, 1997
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*   /s/ Sheila B. St. Hilaire
                              ------------------------------------
                              Sheila B. St. Hilaire
                              Counsel

  Date: February 18, 1997

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________